Fair Value Measurements - Schedule of Fair Value of Liabilities on Recurring and Nonrecurring Basis (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010	Apr. 30, 2010
Liability current portion of convertible notes, net	$ 2,529,200	$ 1,626,243	$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 2,500,000
Convertible notes, Long-term portion	6,568,433	5,040,020
Liability portion of convertible notes, total	9,726,981	6,666,263
Consulting warrants	10,789	491,380
Junior and Senior Notes and Warrants	261,586	5,666,520
Preferred A Warrants	181,660	3,219,700
Preferred B Option and Shares	303,583	5,122,294
Derivative fair value, total	757,618	14,499,894					1,330,909
Level 1 Inputs [Member]
Liability current portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 2 Inputs [Member]
Liability current portion of convertible notes, net	2,529,200	2,049,760
Convertible notes, Long-term portion	7,197,781	4,465,990
Liability portion of convertible notes, total	9,726,981	6,514,750
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 3 Inputs [Member]
Liability current portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants	10,789	491,380
Junior and Senior Notes and Warrants	261,586	5,666,520
Preferred A Warrants	181,660	3,219,700
Preferred B Option and Shares	303,583	5,122,294
Derivative fair value, total	757,618	14,499,894
Carrying Amount [Member]
Liability current portion of convertible notes, net	2,529,200	1,626,243
Convertible notes, Long-term portion	6,568,433	5,040,020
Liability portion of convertible notes, total	9,097,633	6,666,263
Consulting warrants	10,789	491,380
Junior and Senior Notes and Warrants	261,586	5,666,520
Preferred A Warrants	181,660	3,219,700
Preferred B Option and Shares	303,583	5,122,294
Derivative fair value, total	$ 757,618	$ 14,499,894